Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease
17. LEASE
Operating Leases
The Company entered into various operating lease agreements, which consist of real property and office equipment with lease periods expiring between fiscal years 2021 and 2027. The Company recognized leased assets in operating lease assets of US$6,704 and US$5,616 thousand and corresponding accrued expenses and other current liabilities of US$3,058 and US$2,899 thousand, and other long-term liabilities of US$3,881 and US$2,987 thousand, as of December 31, 2020 and 2021, respectively. The weighted average remaining lease term was 2.87 years and 2.43 years, and the weighted average discount rate was 3.56% and 3.65% as of December 31, 2020 and 2021, respectively.
Future minimum lease payments under the operating leases as of December 31, 2021, were as follows:

Operating Lease Obligations
Fiscal Year:
2022	$3,051
2023	2,002
2024	797
2025	130
2026	130
2027 and thereafter	8

Total	6,118
Less imputed interest	232

Present value of net future minimum lease payments	5,886
Less operating lease liabilities-current	2,899

Long-term operating lease liabilities	$2,987

Operating lease expenses for the years ended December 31, 2019, 2020 and 2021 are US$4,775 thousand, US$4,261 thousand, and US$4,574 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,233 thousand, US$3,226 thousand and US$3,502 thousand for the year ended December 31, 2019, 2020 and 2021, respectively.